American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT
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GIFTRUST FUND

Supplement dated June 24, 2002 * Prospectus dated March 1, 2002

The following replaces the first sentence under What are the fund's primary investment strategy and principal risks? on page 2.

          The fund looks for common stocks of growing, medium-sized companies.

THE CHANGES LISTED BELOW ARE EFFECTIVE AUGUST 1, 2002 AND APPLY ONLY TO ACCOUNTS
OPENED ON OR AFTER AUGUST 1, 2002. CURRENT GIFTRUSTS ARE NOT SUBJECT TO THESE
POLICIES.

The following replaces the third and fourth paragraphs under Who may want to invest in the fund? on page 2.

          The Giftrust trustee invests your gift in the fund for the benefit of the beneficiary you name under the Agreement. The shares in a Giftrust are held in trust until the maturity date you specify. The duration of the trust must be at least 18 years, but no more than 65 years, from the time you make the one-time gift. The Giftrust is irrevocable.
          Before the maturity date is reached, neither you nor the beneficiary may amend the terms of the trust in any way.

          The beneficiary is not required to redeem the Giftrust when it reaches maturity. The beneficiary may redeem, exchange or leave all or a portion of the proceeds in the Giftrust after the term of the trust expires.

The following replaces the first sentence in the first paragraph under What are the principal risks of investing in the fund? on page 7.

          The minimum term of a Giftrust is 18 years and the maximum term is 65 years.

The following replaces the first sentence in the ninth paragraph under What are the principal risks of investing in the fund? on page 7.

          In summary, the Giftrust Fund is intended for investors who want to give a one-time gift to another individual, but want that gift to have the potential to grow over time (at least 18 years) in a fund that seeks long-term capital growth through an aggressive equity fund.

The following replaces the section Redemptions on page 11.

          REDEMPTIONS

          Giftrust shares may not be redeemed until the Giftrust matures. Your redemption proceeds will be calculated using the net asset value (NAV)
          next determined after we receive your transaction request in good order.

          In addition, we reserve the right to delay delivery of redemption proceeds--up to seven days--or to honor certain redemptions with securities, rather than cash, as described in the next section.

The following replaces the fourth sentence in the paragraph under the heading
Gift Taxes on page 13.

          For Giftrusts established before August 1, 2002, if the grantor makes additional gifts in subsequent years, a Gift Tax Return must be filed for each year's gift(s).

                                                         Continued on next page

The following replaces page 9.

       HOW TO INVEST IN THE GIFTRUST FUND
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       You must conduct business in writing on a Giftrust unless you establish telephone services. Please remember that the person establishing a
       Giftrust gives up the right to redeem or exchange shares. For current
       Giftrusts only, if you choose to do business in writing only, you must provide written instructions to make additional gifts into the Giftrust.
       Additional gifts cannot be made into Giftrusts opened on or after August
       1, 2002. If you want to add services later, you can complete an Investor
       Service Options form.

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       BY TELEPHONE

       Investor Relations
       1-800-345-2021

       Automated Information Line
       1-800-345-8765

       24 hours a day, seven days a week

       OPEN A GIFTRUST

       A Giftrust account must be established in writing with a one-time gift of at least $2,500. Call us for a Giftrust kit.

       MAKE ADDITIONAL GIFTS*

       For grantors of current Giftrusts, call if you have authorized us to invest from your bank account. Additional gifts must be at least $50.

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       BY MAIL OR FAX

       P.O. Box 419200
       Kansas City, MO 64141-6200

       Fax
       816-340-7962

       OPEN A GIFTRUST

       Send a signed and completed application and check or money order payable to
       American Century Investments.

       TRANSFER SHARES

       Send written instructions to exchange your shares from another American
       Century account into the Giftrust.

       MAKE ADDITIONAL GIFTS*

       For grantors of current Giftrusts,  send your check or money order for at least $50 with an investment slip or $250 without an investment  slip. If you don't have an investment slip,  include the name, address and account number to be credited on your check or money order.

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       AUTOMATICALLY

       OPEN A GIFTRUST

       Not available.

       MAKE ADDITIONAL INVESTMENTS*

       For  grantors  of  current   Giftrusts,   select   "Establish   Automatic
       Investments"  on your  application to make  automatic  gifts on a regular basis. You must invest at least $600 per year per Giftrust.

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       BY WIRE

       OPEN A GIFTRUST

       Give your bank the following information:

       * Our bank information:
           Commerce Bank N.A.
           Routing No. 101000019
           ACMF Account No. 2804918
       * Giftrust Fund
       * The American Century Giftrust account number
       * Giftrust beneficiary's name

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       MAKE ADDITIONAL INVESTMENTS*

       For grantors of current Giftrusts, follow the Open a Giftrust wire instructions

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       IN PERSON

       If you prefer to handle your transactions in person, visit one of our
       Investor Centers and a representative can help you open a Giftrust and make additional investments.

       4500 Main St.                           4917 Town Center Drive
       Kansas City, Missouri                   Leawood, Kansas
       8 a.m. to 5:30 p.m., Monday - Friday    8 a.m. to 6 p.m., Monday - Friday
                                               8 a.m. to noon, Saturday

       1665 Charleston Road                    10350 Park Meadows Drive
       Mountain View, California               Littleton, Colorado
       8 a.m. to 5 p.m., Monday - Friday       8:30 a.m. to 5:30 p.m., Monday - Friday

       * As of August 1, 2002, only grantors can make an additional gift into a current Giftrust. No additional gifts can be made into Giftrusts opened on or after August 1, 2002.

SH-SPL-30246  0206